Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments

NOTE 21—FINANCIAL INSTRUMENTS

21.1 Financial assets and liabilities by categories

		At December 31, 2017				At December 31, 2016
(in millions of Euros)	Notes	Loans and receivables	At Fair Value through Profit and loss	At Fair Value through OCI	Total	Loans and receivables	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	12	269	—	—	269	347	—	—	347
Trade receivables and Finance Lease receivables	13	318	—	—	318	253	—	—	253
Other financial assets		83	77	19	179	66	100	—	166

Total financial assets		670	77	19	766	666	100	—	766

		At December 31, 2017				At December 31, 2016
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	19	744	—	—	744	660	—	—	660
Borrowings	20	2,127	—	—	2,127	2,468	—	—	2,468
Other financial liabilities		—	66	—	66	—	37	27	64

Total financial liabilities		2,871	66	—	2,937	3,128	37	27	3,192

The table below details other financial assets and other financial liabilities positions:

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Derivatives	29	67	96	49	51	100
Aluminium and premium future contract	6	39	45	—	6	6
Energy future contract	—	—	—	—	4	4
Other future contract	—	1	1	—	—	—
Currency commercial contracts	21	20	41	2	11	13
Currency net debt derivatives	2	7	9	47	30	77
Loans (A)	81	2	83	—	66	66

Other financial assets	110	69	179	49	117	166

Derivatives	43	23	66	30	34	64
Aluminium and premium future contract	—	6	6	4	5	9
Energy future contract	—	—	—	—	—	—
Other future contract	—	1	1	—	2	2
Currency commercial contracts	6	12	18	26	27	53
Currency net debt derivatives	37	4	41	—	—	—

Other financial liabilities	43	23	66	30	34	64

(A)	Corresponds to a loan facility to Constellium UACJ ABS LLC (See NOTE 17 – Investments accounted for under the equity method)

21.2 Fair values

All derivatives are presented at fair value in the Consolidated Statement of Financial Position.

The carrying value of the Group’s borrowings at maturity is the redemption value.

The fair value of Constellium N.V. Senior Notes issued in May 2014, February 2017 and November 2017 account for 102%, 106% and 101% respectively of the nominal value and amount to €645 million, €572 million and €828 million respectively at December 31, 2017. The fair value was classified as a level 1 measurement under the fair value hierarchy provided by IFRS 13.

The fair values of other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity except for the loan facility to Constellium UACJ ABS LLC (See NOTE 17—Investments accounted for under the equity method).

21.3 Valuation hierarchy

The following table provides an analysis of derivatives measured at fair value, grouped into levels based on the degree to which the fair value is observable:

•	Level 1 valuation is based on quoted price (unadjusted) in active markets for identical financial instruments, it includes aluminium futures that are traded on the LME;

•	Level 2 valuation is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices), it includes foreign exchange derivatives;

•	Level 3 valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	At December 31, 2017				At December 31, 2016
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets—derivatives	46	50	—	96	6	94	—	100
Other financial liabilities—derivatives	6	60	—	66	7	57	—	64

There were no transfers into or out of Level 3 during the years ended December 31, 2017 and December 31, 2016.